Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2011
Registrant Name	dei_EntityRegistrantName	UBS MUNICIPAL MONEY MARKET SERIES
Central Index Key	dei_EntityCentralIndexKey	0000868055
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug. 29, 2011
UBS RMA Money Market Portfolio (Prospectus Summary) | UBS RMA Money Market Portfolio | UBS RMA Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMAXX
UBS RMA U.S. Government Portfolio (Prospectus Summary) | UBS RMA U.S. Government Portfolio | UBS RMA U.S. Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RUSXX
UBS RMA TAX FREE FUND INC (Prospectus Summary) | UBS RMA TAX FREE FUND INC | UBS RMA TAX FREE FUND INC
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RTFXX
UBS RMA California Municipal Money Fund (Prospectus Summary) | UBS RMA California Municipal Money Fund | UBS RMA California Municipal Money Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCAXX
UBS RMA New York Municipal Money Fund (Prospectus Summary) | UBS RMA New York Municipal Money Fund | UBS RMA New York Municipal Money Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RNYXX
UBS RMA New Jersey Municipal Money Fund (Prospectus Summary) | UBS RMA New Jersey Municipal Money Fund | UBS RMA New Jersey Municipal Money Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KNJXX